Note 6 - Allowance for Loan Losses and Credit Quality Information - Financial Effects of Troubled Debt Restructurings (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Number of Contracts	19	25
Pre- modification Outstanding Recorded Investment	$ 1,286	$ 2,164
Post- modification Outstanding Recorded Investment	$ 1,221	$ 2,122
Residential Portfolio Segment [Member]
Number of Contracts	3	4
Pre- modification Outstanding Recorded Investment	$ 282	$ 251
Post- modification Outstanding Recorded Investment	$ 514	$ 263
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Other [Member]
Number of Contracts	0	1
Pre- modification Outstanding Recorded Investment	$ 0	$ 1,274
Post- modification Outstanding Recorded Investment	$ 0	$ 1,274
Consumer Portfolio Segment [Member]
Number of Contracts	15	18
Pre- modification Outstanding Recorded Investment	$ 588	$ 382
Post- modification Outstanding Recorded Investment	$ 591	$ 384
Commercial Portfolio Segment [Member] | Commercial Business Other [Member]
Number of Contracts	1	2
Pre- modification Outstanding Recorded Investment	$ 416	$ 257
Post- modification Outstanding Recorded Investment	$ 116	$ 201